CHARTWELL INCOME FUND
SCHEDULE OF INVESTMENTS
March 31, 2021 (Unaudited)

COMMON STOCKS - 26.5%	Shares	Value
Communications - 1.4%
Advertising & Marketing - 0.2%
Omnicom Group, Inc.	9,649	$715,473

Internet Media & Services - 0.4%
Expedia Group, Inc. (a)	13,292	2,287,819

Telecommunications - 0.8%
AT&T, Inc.	66,127	2,001,664
Verizon Communications, Inc.	40,524	2,356,471
		4,358,135
Consumer Discretionary - 2.9%
Apparel & Textile Products - 0.4%
Columbia Sportswear Company	18,515	1,955,739

Automotive - 0.3%
General Motors Company (a)	32,471	1,865,784

Consumer Services - 0.3%
Service Corporation International	27,704	1,414,289

Leisure Facilities & Services - 0.4%
Las Vegas Sands Corporation (a)	16,017	973,193
Restaurant Brands International, Inc.	15,256	991,640
		1,964,833
Retail - Discretionary - 1.5%
AutoZone, Inc. (a)	1,454	2,041,852
Foot Locker, Inc.	29,596	1,664,775
Genuine Parts Company	24,281	2,806,641
Home Depot, Inc. (The)	5,361	1,636,445
		8,149,713
Consumer Staples - 1.9%
Beverages - 0.2%
Coca-Cola Company (The)	24,684	1,301,094

CHARTWELL INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 26.5% (Continued)	Shares	Value
Consumer Staples - 1.9% (Continued)
Food - 0.6%
Conagra Brands, Inc.	36,996	$1,391,050
Lamb Weston Holdings, Inc.	22,753	1,762,902
		3,153,952
Household Products - 0.3%
Procter & Gamble Company (The)	11,207	1,517,764

Retail - Consumer Staples - 0.5%
Dollar Tree, Inc. (a)	22,020	2,520,409

Tobacco & Cannabis - 0.3%
Philip Morris International, Inc.	15,177	1,346,807

Energy - 1.5%
Oil & Gas Producers - 1.5%
ConocoPhillips	16,086	852,075
Diamondback Energy, Inc.	17,720	1,302,243
Exxon Mobil Corporation	48,635	2,715,292
Hess Corporation	9,493	671,725
Pioneer Natural Resources Company	16,791	2,666,747
		8,208,082
Financials - 5.1%
Asset Management - 0.2%
Ares Capital Corporation	47,787	894,095

Banking - 2.4%
Citigroup, Inc.	23,597	1,716,682
JPMorgan Chase & Company	20,183	3,072,458
KeyCorp	78,616	1,570,748
M&T Bank Corporation	5,943	901,018
Pinnacle Financial Partners, Inc.	29,205	2,589,315
PNC Financial Services Group, Inc. (The)	7,697	1,350,131
Truist Financial Corporation	27,906	1,627,478
		12,827,830
Institutional Financial Services - 0.6%
CME Group, Inc.	4,419	902,492

CHARTWELL INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 26.5% (Continued)	Shares	Value
Financials - 5.1% (Continued)
Institutional Financial Services - 0.6% (Continued)
Morgan Stanley	30,262	$2,350,147
		3,252,639
Insurance - 1.6%
Allstate Corporation (The)	23,772	2,731,402
Arthur J. Gallagher & Company	10,005	1,248,324
Hanover Insurance Group, Inc. (The)	14,263	1,846,488
Lincoln National Corporation	41,052	2,556,308
		8,382,522
Specialty Finance - 0.3%
Blackstone Mortgage Trust, Inc. - Class A	14,046	435,426
Synchrony Financial	32,771	1,332,469
		1,767,895
Health Care - 2.6%
Biotech & Pharma - 1.0%
Bristol-Myers Squibb Company	19,740	1,246,186
Johnson & Johnson	14,198	2,333,442
Merck & Company, Inc.	22,223	1,713,171
		5,292,799
Health Care Facilities & Services - 1.2%
Quest Diagnostics, Inc.	21,741	2,790,240
Syneos Health, Inc. (a)	22,407	1,699,571
Universal Health Services, Inc. - Class B	15,058	2,008,587
		6,498,398
Medical Equipment & Devices - 0.4%
Abbott Laboratories	18,047	2,162,752

Industrials - 3.0%
Aerospace & Defense - 0.3%
Boeing Company (The) (a)	1,957	498,487
Lockheed Martin Corporation	3,392	1,253,344
		1,751,831

CHARTWELL INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 26.5% (Continued)	Shares	Value
Industrials - 3.0% (Continued)
Diversified Industrials - 0.4%
Emerson Electric Company	22,199	$2,002,794

Electrical Equipment - 0.2%
nVent Electric plc	29,601	826,164

Engineering & Construction - 0.3%
Quanta Services, Inc.	17,204	1,513,608

Machinery - 0.9%
Caterpillar, Inc.	7,369	1,708,650
Snap-on, Inc.	13,754	3,173,598
		4,882,248
Transportation & Logistics - 0.4%
Delta Air Lines, Inc. (a)	12,689	612,625
United Parcel Service, Inc. - Class B	7,257	1,233,617
		1,846,242
Transportation Equipment - 0.5%
Allison Transmission Holdings, Inc.	51,585	2,106,216
PACCAR, Inc.	8,496	789,448
		2,895,664
Materials - 1.5%
Chemicals - 1.0%
Air Products & Chemicals, Inc.	4,051	1,139,708
CF Industries Holdings, Inc.	20,501	930,335
FMC Corporation	27,704	3,064,340
		5,134,383
Construction Materials - 0.5%
Vulcan Materials Company	17,150	2,894,063

Real Estate - 2.1%
REITs - 2.1%
Crown Castle International Corporation	5,577	959,969
Healthcare Trust of America, Inc. - Class A	98,535	2,717,595
Healthpeak Properties, Inc.	49,004	1,555,387
Lamar Advertising Company - Class A	10,985	1,031,711

CHARTWELL INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 26.5% (Continued)	Shares	Value
Real Estate - 2.1% (Continued)
REITs - 2.1% (Continued)
Life Storage, Inc.	16,369	$1,406,915
Mid-America Apartment Communities, Inc.	16,946	2,446,325
Weyerhaeuser Company	35,173	1,252,159
		11,370,061
Technology - 2.7%
Semiconductors - 0.6%
Intel Corporation	35,660	2,282,240
Lam Research Corporation	1,365	812,503
		3,094,743
Software - 0.3%
Microsoft Corporation	7,840	1,848,437

Technology Hardware - 1.6%
Apple, Inc.	7,247	885,221
Ciena Corporation (a)	47,883	2,620,158
Cisco Systems, Inc.	14,692	759,723
Dolby Laboratories, Inc. - Class A	28,017	2,765,838
Seagate Technology plc	19,732	1,514,431
		8,545,371
Technology Services - 0.2%
Amdocs Ltd.	13,006	912,371

Utilities - 1.8%
Electric Utilities - 1.8%
Ameren Corporation	25,708	2,091,603
American Electric Power Company, Inc.	20,347	1,723,391
CMS Energy Corporation	28,153	1,723,526
PPL Corporation	42,167	1,216,096
Public Service Enterprise Group, Inc.	45,132	2,717,398
		9,472,014

Total Common Stocks (Cost $113,469,842)		$140,828,817

CHARTWELL INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

PREFERRED STOCKS - 4.6%	Shares	Value
Communications - 0.1%
Entertainment Content - 0.1%
ViacomCBS, Inc., Series A, 5.75%	4,800	$322,320

Financials - 2.2%
Specialty Finance - 2.2%
AGNC Investment Corporation, Series C, 7.00%	96,173	2,438,947
AGNC Investment Corporation, Series F, 6.12%	60,000	1,419,600
Annaly Capital Management, Inc., Series F, 6.95%	321,143	8,028,575
		11,887,122
Real Estate - 2.3%
REITs - 2.3%
Chimera Investment Corporation, Series B, 8.00%	266,980	6,506,303
New Residential Investment Corporation, Series C, 6.375%	260,000	5,850,000
		12,356,303

Total Preferred Stocks (Cost $21,298,183)		$24,565,745

CORPORATE BONDS - 32.3%	Par Value	Value
Communications - 1.7%
Belo Corporation, 7.25%, due 9/15/2027	$960,000	$1,118,400
Cincinnati Bell, Inc., 8.00%, due 10/15/2025 (b)	1,180,000	1,255,124
Consolidated Communications Holdings, Inc., 6.50%, due 10/1/2028 (b)	975,000	1,053,127
Diamond Sports Group, LLC/Diamond Sports Finance Company, 5.38%, due 8/15/2026 (b)	1,405,000	1,011,263
Liberty Interactive, LLC, 8.50%, due 7/15/2029	1,000,000	1,140,000
Walt Disney Company (The), 3.80%, due 3/22/2030	3,205,000	3,561,635
		9,139,549

CHARTWELL INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 32.3% (Continued)	Par Value	Value
Consumer Discretionary - 7.9%
AAG FH L.P./AAG FH Finco, Inc., 9.75%, due 7/15/2024 (b)	$2,523,000	$2,447,310
Affinity Gaming, 6.88%, due 12/15/2027 (b)	1,200,000	1,264,500
American Axle & Manufacturing, Inc., 6.25%, due 4/1/2025	1,540,000	1,586,200
AutoNation, Inc., 3.80%, due 11/15/2027	4,127,000	4,499,446
Bed Bath & Beyond, Inc., 3.75%, due 8/1/2024	1,820,000	1,863,225
Bed Bath & Beyond, Inc., 5.17%, due 8/1/2044	1,290,000	1,175,229
Carriage Services, Inc., 6.63%, due 6/1/2026 (b)	922,000	968,100
Ford Motor Company, 9.00%, due 4/22/2025	1,290,000	1,562,338
Ford Motor Credit Company, LLC, 4.54%, due 8/1/2026	1,375,000	1,455,025
General Motors Financial Company, Inc., 5.65%, due 1/17/2029	1,954,000	2,316,654
Kohl’s Corporation, 9.50%, due 5/15/2025	5,645,000	7,316,965
Kohl’s Corporation, 5.55%, due 7/17/2045	2,969,000	3,355,575
L Brands, Inc., 5.25%, due 2/1/2028	1,180,000	1,265,550
QVC, Inc., 5.95%, due 3/15/2043	1,645,000	1,603,875
Sonic Automotive, Inc., 6.13%, due 3/15/2027	1,200,000	1,248,000
Tiffany & Company, 4.90%, due 10/1/2044	5,409,000	6,651,199
WW International, Inc., 8.63%, due 12/1/2025 (b)	1,280,000	1,331,776
		41,910,967
Consumer Staples - 1.2%
Anheuser-Busch InBev Worldwide, Inc., 4.50%, due 6/1/2050	4,495,000	5,085,754
KeHE Distributors, LLC, 8.63%, due 10/15/2026 (b)	1,162,000	1,292,725
		6,378,479

CHARTWELL INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 32.3% (Continued)	Par Value	Value
Energy - 4.0%
Blue Racer Midstream, LLC/Blue Racer Finance Corporation, 6.63%, due 7/15/2026 (b)	$1,463,000	$1,503,233
Colgate Energy Partners III, LLC, 7.75%, due 2/15/2026 (b)	2,465,000	2,416,218
Energy Transfer Operating, L.P., Series G, 7.13% (H15T5Y + 530.6), due 5/15/2165	7,698,000	7,500,161
EnLink Midstream Partners, L.P., 4.85%, due 7/15/2026	1,475,000	1,424,894
Genesis Energy, L.P./Genesis Energy Finance Corporation, 5.63%, due 6/15/2024	1,750,000	1,710,625
Parkland Fuel Corporation, 5.88%, due 7/15/2027 (b)	1,373,000	1,463,961
Plains All American Pipeline, L.P., 3.80%, due 9/15/2030	3,365,000	3,424,643
Precision Drilling Corporation, 7.75%, due 12/15/2023	975,000	977,438
Western Midstream Operations, L.P., 4.10%, due 2/1/2025	845,000	874,575
		21,295,748

CHARTWELL INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 32.3% (Continued)	Par Value	Value
Financials - 9.1%
Ares Capital Corporation, 4.20%, due 6/10/2024	$4,495,000	$4,846,235
Ares Capital Corporation, 3.25%, due 7/15/2025	4,240,000	4,371,229
Bank of America Corporation, 0.98% (3MO LIBOR + 76), due 9/15/2026 (c)	5,827,000	5,769,141
Bank of Nova Scotia, 4.90% (H15T5Y + 455.1), due 9/4/2099 (c)(d)	1,580,000	1,679,745
Citizens Financial Group, Inc., Series B, 6.00%, due 12/31/2099 (d)	2,750,000	2,829,063
Goldman Sachs Group, Inc. (The), 1.24% (3MO LIBOR + 105), due 6/5/2023 (c)	3,161,000	3,184,017
INTL FCStone, Inc., 8.63%, due 6/15/2025 (b)	884,000	933,725
Jefferies Group, LLC, 6.50%, due 1/20/2043	2,300,000	2,932,543
Lincoln National Corporation, 3.05%, due 1/15/2030	3,195,000	3,305,805
MetLife, Inc., 3.79% (3MO LIBOR + 357.5), due 12/31/2099 (c)(d)	3,998,000	3,988,005
NMI Holdings, Inc., 7.38%, due 6/1/2025 (b)	1,640,000	1,892,183
Oaktree Specialty Lending Corporation, 3.50%, due 2/25/2025	1,796,000	1,843,123
Owl Rock Capital Corporation, 3.40%, due 7/15/2026	3,885,000	3,933,233
PennyMac Corporation, 5.50%, due 3/15/2026 (b)	5,000,000	5,100,000
Provident Funding Associates, L.P./PFG Finance Corporation, 6.38%, due 6/15/2025 (b)	1,649,000	1,644,976
		48,253,023
Health Care - 0.5%
Horizon Pharma USA, Inc., 5.50%, due 8/1/2027 (b)	1,275,000	1,361,062
Prime Healthcare Services, Inc., 7.25%, due 11/1/2025 (b)	1,065,000	1,136,888
		2,497,950

CHARTWELL INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 32.3% (Continued)	Par Value	Value
Industrials - 2.0%
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.50%, due 4/20/2026 (b)	$1,680,000	$1,751,400
Boeing Company (The), 5.15%, due 5/1/2030	1,920,000	2,208,249
Brundage-Bone Concrete Pumping Holdings, Inc., 6.00%, due 2/1/2026 (b)	1,500,000	1,563,750
Delta Air Lines, Inc., 7.38%, due 1/15/2026	965,000	1,132,626
Grinding Media, Inc./Moly-Cop Altasteel Ltd., 7.38%, due 12/15/2023 (b)	1,290,000	1,309,350
Harsco Corporation, 5.75%, due 7/31/2027 (b)	980,000	1,003,275
JPW Industries Holding Corporation, 9.00%, due 10/1/2024 (b)	1,195,000	1,200,975
SkyMiles IP Ltd. & Delta Airlines, Inc., 4.50%, due 10/20/2025 (b)	680,000	724,103
		10,893,728
Materials - 2.0%
Cliffs Natural Resources, Inc., 6.25%, due 10/1/2040	1,280,000	1,222,400
Compass Minerals International, Inc., 4.88%, due 7/15/2024 (b)	1,410,000	1,461,437
Fortress Transportation & Infrastructure Investors, LLC, 9.75%, due 8/1/2027 (b)	1,320,000	1,503,150
IAMGOLD Corporation, 5.75%, due 10/15/2028 (b)	1,150,000	1,164,720
JW Aluminum Continuous Cast Company, 10.25%, due 6/1/2026 (b)	1,715,000	1,813,612
Neon Holdings, Inc., 10.13%, due 4/1/2026 (b)	1,903,000	2,074,270
Plastipak Holdings, Inc., 6.25%, due 10/15/2025 (b)	1,200,000	1,234,500
		10,474,089
Real Estate - 0.5%
Greystar Real Estate Partners, LLC, 5.75%, due 12/1/2025 (b)	1,500,000	1,541,250
iStar, Inc., 5.50%, due 2/15/2026	1,310,000	1,332,925
		2,874,175

CHARTWELL INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 32.3% (Continued)	Par Value	Value
Technology - 2.9%
Apple, Inc., 3.85%, due 5/4/2043	$1,990,000	$2,244,709
Brightstar Escrow Corporation, 9.75%, due 10/15/2025 (b)	1,430,000	1,551,550
CPI CG, Inc., 8.63%, due 3/15/2026 (b)	495,000	518,656
Dell International, LLC/EMC Corporation, 6.20%, due 7/15/2030 (b)	2,265,000	2,810,663
Hewlett Packard Enterprise Company, 6.35%, due 10/15/2045	3,509,000	4,560,656
Oracle Corporation, 3.95%, due 3/25/2051	3,810,000	3,906,808
		15,593,042
Utilities - 0.5%
Suburban Propane Partners, L.P., 5.88%, due 3/1/2027	1,100,000	1,144,000
Talen Energy Supply, LLC, 6.63%, due 1/15/2028 (b)	1,450,000	1,448,463
		2,592,463

Total Corporate Bonds (Cost $158,860,714)		$171,903,213

ASSET-BACKED SECURITIES - 3.2%	Par Value	Value
Colony American Finance Ltd., Series 2019-1, 3.32%, due 1/15/2029 (b)(c)	$4,837,820	$5,137,481
Colony American Finance Ltd., Series 2019-3, 2.71%, due 10/15/2052 (b)(c)	2,276,316	2,370,858
Latitude Management Real Estate Investors, Inc., Series 2019-CRE3, 1.55% (1MO LIBOR + 140), due 12/22/2035 (b)(c)	3,615,000	3,612,831
ORIX Credit Alliance Owner Trust, Series 2018-CRE1, 1.29% (1MO LIBOR + 118), due 6/15/2036 (b)(c)	5,885,000	5,877,938
Total Asset-Backed Securities (Cost $16,627,389)		$16,999,108

CHARTWELL INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

MORTGAGE-BACKED SECURITIES - 20.8%	Par Value	Value
Agency Fixed Rate - 8.4%
Federal Home Loan Mortgage Corporation, Pool #G6-1858,3.50%, due 1/1/2048	$4,637,923	$4,895,838
Federal Home Loan Mortgage Corporation, Pool #ZA-5269,3.00%, due 2/1/2048	1,883,307	1,965,173
Federal Home Loan Mortgage Corporation, Pool #ZN-6606,3.00%, due 6/1/2049	2,468,931	2,580,415
Federal Home Loan Mortgage Corporation, Pool #SD-0144,3.00%, due 11/1/2049	1,507,468	1,573,661
Federal Home Loan Mortgage Corporation, Pool #QA-7416,3.00%, due 2/1/2050	4,820,488	5,031,626
Federal National Mortgage Association, Pool #BM6059,3.00%, due 9/1/2029	1,308,961	1,374,414
Federal National Mortgage Association, Pool #BN0356,3.00%, due 12/1/2033	2,180,941	2,299,850
Federal National Mortgage Association, Pool #BP6450,2.50%, due 7/1/2040	3,850,858	3,988,000
Federal National Mortgage Association, Pool #BP6565,2.50%, due 8/1/2040	3,001,973	3,108,885
Federal National Mortgage Association, Pool #BP6638,2.50%, due 8/1/2040	3,188,750	3,302,315
Federal National Mortgage Association, Pool #FM1526,3.00%, due 9/1/2049	3,984,311	4,154,447
Federal National Mortgage Association, Pool #CA4128,3.00%, due 9/1/2049	2,810,172	2,931,534
Federal National Mortgage Association, Pool #B03192,3.00%, due 10/1/2049	3,615,077	3,770,111
Federal National Mortgage Association, Pool #BO8653,3.00%, due 2/1/2050	3,706,907	3,873,033
		44,849,302

CHARTWELL INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

MORTGAGE-BACKED SECURITIES - 20.8% (Continued)	Par Value	Value
Commercial - 12.4%
Agate Bay Mortgage Loan Trust, Series 2016-2, 3.50%, due 3/25/2046 (b)	$2,291,684	$2,324,482
Bancorp Commercial Mortgage Trust (The), Series 2019-CRE5, 1.11% (1MO LIBOR + 100), due 3/17/2036 (b)(c)	455,508	455,368
BDS Ltd., Series 2019-FL4, 1.21% (1MO LIBOR + 110), due 8/15/2036 (b)(c)	2,140,000	2,144,708
Credit Suisse Mortgage Trust, Series 2018-J1, 3.50%, due 2/25/2048 (b)	3,455,432	3,507,146
Ellington Financial Mortgage Trust, Series 2019-1, 2.93%, due 6/25/2059 (b)	3,208,835	3,225,547
Exantas Capital Corporation, Series 2019-RS07, 1.11% (1MO LIBOR + 100), due 4/15/2022 (b)(c)	1,054,722	1,054,722
Flagstar Mortgage Trust, Series 2020-2, 3.00%, due 6/25/2048 (b)	2,064,696	2,070,869
Flagstar Mortgage Trust, Series 2021-1, 2.50%, due 2/1/2051 (b)	2,406,805	2,485,989
Flagstar Mortgage Trust, Series 2021-1, 2.50%, due 2/1/2051 (b)	3,316,707	3,410,902
FMC GMSR Issuer Trust, Series 2020-GT1, 4.45%, due 1/25/2026 (b)(c)	2,265,000	2,247,717
GS Mortgage-Backed Securities Trust, Series 2020-PJ5, 3.00%, due 3/27/2051 (b)	2,664,829	2,720,244
GS Mortgage-Backed Securities Trust, Series 2021-PJ1, 2.50%, due 6/25/2051 (b)	3,972,533	4,071,846
GS Mortgage-Backed Securities Trust, Series 2021-PJ2, 2.50%, due 7/25/2051 (b)	3,387,298	3,409,886
GS Mortgage-Backed Securities Trust, Series 2021-PJ3, 2.50%, due 8/25/2051 (b)	5,070,000	5,146,050
HLSS Holdings, LLC, Series 2020-PLS1, 3.84%, due 12/25/2025 (b)	1,505,112	1,520,447
JPMorgan Mortgage Trust, Series 2020-LTV2, 3.00%, due 11/25/2050 (b)	1,534,392	1,563,461
JPMorgan Mortgage Trust, Series 2021-4, 2.50%, due 8/25/2051 (b)	4,800,000	4,841,251

CHARTWELL INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

MORTGAGE-BACKED SECURITIES - 20.8% (Continued)	Par Value	Value
Commercial - 12.4% (Continued)
JPMorgan Wealth Management Trust, Series 2020-ATR1, 3.00%, due 2/25/2050 (b)	$1,182,540	$1,213,812
Morgan Stanley Residential Mortgage Loan Trust, Series 2020-1, 2.50%, due 12/25/2050 (b)	2,231,946	2,262,983
Onslow Bay Financial, LLC, Series 2019-EXP3, 3.50%, due 10/25/2059 (b)	2,838,001	2,892,720
Pear Street Mortgage Company, LLC, Series 2019-1, 4.00%, due 7/25/2049 (b)	550,647	553,824
Provident Funding Mortgage Trust, Series 2019-1, 3.00%, due 12/25/2049 (b)(c)	2,552,938	2,581,361
RMF Buyout Issuance Trust, Series 2020-HB1, 1.72%, due 10/25/2050 (b)	2,514,751	2,505,645
Sequoia Mortgage Trust, Series 2019-5, 3.50%, due 12/25/2049 (b)	2,128,729	2,148,773
Starwood Mortgage Residential Trust, Series 2019-1, 2.94%, due 6/25/2049 (b)	2,592,288	2,607,530
Woodward Capital Management, Series 2021-1, 2.50%, due 3/25/2051 (b)	2,620,000	2,666,668
		65,633,951

Total Mortgage-Backed Securities (Cost $109,962,263)		$110,483,253

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 8.3%	Par Value	Value
Federal Home Loan Bank - 1.5%
Federal Home Loan Bank, 1.15%, due 2/26/2031 (e)	$2,660,000	$2,605,274
Federal Home Loan Bank, 1.35%, due 3/24/2031 (e)	5,675,000	5,634,666
		8,239,940
Small Business Administration - 0.8%
Small Business Administration Participation Certificates, 3.20%, due 3/1/2039	3,909,268	4,193,596

U.S. Treasury Bonds - 1.0%
U.S. Treasury Bonds, 3.75%, due 8/15/2041	1,540,000	1,910,863
U.S. Treasury Bonds, 1.63%, due 11/15/2050	4,085,000	3,390,550
		5,301,413

CHARTWELL INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 8.3% (Continued)	Par Value	Value
U.S. Treasury Notes - 5.0%
U.S. Treasury Notes, 2.00%, due 2/15/2023	$1,930,000	$1,995,891
U.S. Treasury Inflation-Protected Notes, 0.63%, due 4/15/2023	8,066,746	8,585,728
U.S. Treasury Notes, 1.13%, due 2/15/2031	1,975,000	1,864,523
U.S. Treasury Inflation-Protected Notes, 0.88%, due 2/15/2047	6,816,096	8,158,680
U.S. Treasury Notes, 0.63%, due 5/15/2030	6,625,000	6,024,351
		26,629,173

Total U.S. Government & Agency Obligations (Cost $44,112,238)		$44,364,122

CHARTWELL INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 0.2%	Shares	Value
Fidelity Institutional Money Market Government Portfolio - Class I, 0.01% (f) (Cost $871,602)	871,602	$871,602

Investments at Value - 95.9% (Cost $465,202,231)		$510,015,860

Other Assets in Excess of Liabilities - 4.1%		21,931,006

Net Assets - 100.0%		$531,946,866

(a)	Non-income producing security.

(b)	144A - Security was purchased in transaction exempt from registration in compliance with Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. The total value of such securities is $135,384,354 as of March 31, 2021, representing 25.5% of net assets.

(c)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of March 31, 2021. For securities based on a published reference rate and spread, the reference rate and spread (in basis points) are indicated parenthetically. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities, therefore, do not indicate a reference rate and spread.

(d)	Security has a perpetual maturity date.

(e)	Step coupon. Rate shown is the coupon in effect as of March 31, 2021.

(f)	The rate shown is the 7-day effective yield as of March 31, 2021.

H15T5Y – U.S. Treasury yield curve rate for U.S. Treasury note with a constant maturity of 1 year

LIBOR – London Interbank Offered Rate

See accompanying notes to Schedules of Investments.

CHARTWELL MID CAP VALUE FUND
SCHEDULE OF INVESTMENTS
March 31, 2021 (Unaudited)

COMMON STOCKS - 97.2%	Shares	Value
Communications - 3.1%
Internet Media & Services - 3.1%
Expedia Group, Inc. (a)	5,751	$989,862

Consumer Discretionary - 11.1%
Apparel & Textile Products - 2.7%
Columbia Sportswear Company	8,044	849,688

Consumer Services - 1.9%
Service Corporation International	11,987	611,936

Retail - Discretionary - 6.5%
AutoZone, Inc. (a)	628	881,900
Genuine Parts Company	10,506	1,214,389
		2,096,289
Consumer Staples - 7.7%
Food - 4.3%
Conagra Brands, Inc.	16,032	602,803
Lamb Weston Holdings, Inc.	9,845	762,791
		1,365,594
Retail - Consumer Staples - 3.4%
Dollar Tree, Inc. (a)	9,590	1,097,671

Energy - 4.2%
Oil & Gas Producers - 4.2%
Diamondback Energy, Inc.	7,667	563,448
Pioneer Natural Resources Company	4,966	788,700
		1,352,148
Financials - 17.4%
Banking - 6.8%
KeyCorp	34,017	679,660
M&T Bank Corporation	2,571	389,789
Pinnacle Financial Partners, Inc.	12,637	1,120,396
		2,189,845
Insurance - 8.8%
Allstate Corporation (The)	10,285	1,181,746

CHARTWELL MID CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 97.2% (Continued)	Shares	Value
Financials - 17.4% (Continued)
Insurance - 8.8% (Continued)
Hanover Insurance Group, Inc. (The)	6,171	$798,898
Lincoln National Corporation	13,591	846,312
		2,826,956
Specialty Finance - 1.8%
Synchrony Financial	14,180	576,559

Health Care - 8.8%
Health Care Facilities & Services - 8.8%
Quest Diagnostics, Inc.	9,407	1,207,294
Syneos Health, Inc. (a)	9,667	733,242
Universal Health Services, Inc. - Class B	6,514	868,903
		2,809,439
Industrials - 9.2%
Engineering & Construction - 2.1%
Quanta Services, Inc.	7,550	664,249

Machinery - 4.3%
Snap-on, Inc.	5,950	1,372,903

Transportation Equipment - 2.8%
Allison Transmission Holdings, Inc.	22,320	911,326

Materials - 8.0%
Chemicals - 4.1%
FMC Corporation	11,987	1,325,882

Construction Materials - 3.9%
Vulcan Materials Company	7,420	1,252,125

Real Estate - 10.4%
REITs - 10.4%
Healthcare Trust of America, Inc. - Class A	35,660	983,503
Healthpeak Properties, Inc.	21,204	673,015
Life Storage, Inc.	7,094	609,729

CHARTWELL MID CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 97.2% (Continued)	Shares	Value
Real Estate - 10.4% (Continued)
REITs - 10.4% (Continued)
Mid-America Apartment Communities, Inc.	7,332	$1,058,448
		3,324,695
Technology - 8.5%
Technology Hardware - 7.3%
Ciena Corporation (a)	20,936	1,145,618
Dolby Laboratories, Inc. - Class A	12,122	1,196,684
		2,342,302
Technology Services - 1.2%
Amdocs Ltd.	5,643	395,856

Utilities - 8.8%
Electric Utilities - 8.8%
Ameren Corporation	11,123	904,967
CMS Energy Corporation	12,181	745,721
Public Service Enterprise Group, Inc.	19,529	1,175,841
		2,826,529

Total Common Stocks (Cost $25,341,516)		$31,181,854

MONEY MARKET FUNDS - 1.2%	Shares	Value
Fidelity Institutional Money Market Government Portfolio - Class I, 0.01% (b) (Cost $394,909)	394,909	$394,909

Investments at Value - 98.4% (Cost $25,736,425)		$31,576,763

Other Assets in Excess of Liabilities - 1.6%		496,958

Net Assets - 100.0%		$32,073,721

(a)	Non-income producing security.

(b)	The rate shown is the 7-day effective yield as of March 31, 2021.

See accompanying notes to Schedules of Investments.

CHARTWELL SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS
March 31, 2021 (Unaudited)

COMMON STOCKS - 97.2%	Shares	Value
Consumer Discretionary - 13.0%
Apparel & Textile Products - 1.8%
Oxford Industries, Inc.	18,501	$1,617,357
Wolverine World Wide, Inc.	66,425	2,545,406
		4,162,763
Home & Office Products - 0.7%
Knoll, Inc.	95,612	1,578,554

Home Construction - 1.8%
JELD-WEN Holding, Inc. (a)	45,352	1,255,797
TRI Pointe Group, Inc. (a)	134,969	2,747,969
		4,003,766
Leisure Facilities & Services - 5.3%
Cheesecake Factory, Inc. (The) (a)	57,632	3,372,049
Denny’s Corporation (a)	213,802	3,871,954
Jack in the Box, Inc.	44,141	4,845,799
		12,089,802
Retail - Discretionary - 2.2%
Rush Enterprises, Inc. - Class A	101,290	5,047,281

Wholesale - Discretionary - 1.2%
G-III Apparel Group Ltd. (a)	92,451	2,786,473

Consumer Staples - 3.1%
Consumer Products - 0.7%
Phibro Animal Health Corporation - Class A	61,592	1,502,845

Food - 2.4%
Fresh Del Monte Produce, Inc.	81,426	2,331,226
Sanderson Farms, Inc.	20,700	3,224,646
		5,555,872
Energy - 2.0%
Oil & Gas Producers - 0.7%
PDC Energy, Inc. (a)	47,966	1,650,031

CHARTWELL SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 97.2% (Continued)	Shares	Value
Energy - 2.0% (Continued)
Oil & Gas Services & Equipment - 1.3%
ChampionX Corporation (a)	133,580	$2,902,693

Financials - 26.1%
Banking - 19.8%
Columbia Banking System, Inc.	87,360	3,764,342
CVB Financial Corporation	90,479	1,998,681
First Financial Bancorp	98,000	2,352,000
First Midwest Bancorp, Inc.	145,049	3,178,024
FNB Corporation	223,179	2,834,373
Independent Bank Group, Inc.	48,263	3,486,519
Pacific Premier Bancorp, Inc.	91,358	3,968,592
Renasant Corporation	70,702	2,925,649
Sandy Spring Bancorp, Inc.	79,671	3,460,112
South State Corporation	25,648	2,013,624
TowneBank	101,847	3,096,149
UMB Financial Corporation	37,858	3,495,429
Umpqua Holdings Corporation	152,195	2,671,022
United Bankshares, Inc.	46,210	1,782,782
United Community Banks, Inc.	122,615	4,183,624
		45,210,922
Insurance - 4.8%
American Equity Investment Life Holding Company	76,854	2,423,206
Kemper Corporation	48,515	3,867,616
Selective Insurance Group, Inc.	64,452	4,675,348
		10,966,170
Specialty Finance - 1.5%
PRA Group, Inc. (a)	90,974	3,372,406

CHARTWELL SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 97.2% (Continued)	Shares	Value
Health Care - 4.0%
Biotech & Pharma - 0.7%
Eagle Pharmaceuticals, Inc. (a)	38,861	$1,622,058

Health Care Facilities & Services - 1.8%
Patterson Companies, Inc.	127,278	4,066,532

Medical Equipment & Devices - 1.5%
Integer Holdings Corporation (a)	38,211	3,519,233

Industrials - 21.3%
Aerospace & Defense - 2.2%
AAR Corporation (a)	53,268	2,218,612
Moog, Inc. - Class A	34,394	2,859,861
		5,078,473
Commercial Support Services - 5.1%
Harsco Corporation (a)	128,831	2,209,452
Korn Ferry	56,920	3,550,100
TrueBlue, Inc. (a)	105,656	2,326,545
UniFirst Corporation	16,381	3,664,594
		11,750,691
Diversified Industrials - 2.7%
ITT, Inc.	68,652	6,241,153

Engineering & Construction - 3.6%
Dycom Industries, Inc. (a)	47,864	4,444,172
Parsons Corporation (a)	94,433	3,818,871
		8,263,043
Industrial Intermediate Products - 1.7%
EnPro Industries, Inc.	44,241	3,772,430

Machinery - 2.7%
Cactus, Inc. - Class A	79,053	2,420,603
Mueller Water Products, Inc. - Series A	261,141	3,627,249
		6,047,852
Transportation & Logistics - 3.3%
Hub Group, Inc. - Class A (a)	60,224	4,051,871

CHARTWELL SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 97.2% (Continued)	Shares	Value
Industrials - 21.3% (Continued)
Transportation & Logistics - 3.3% (Continued)
Saia, Inc. (a)	15,487	$3,570,992
		7,622,863
Materials - 6.8%
Chemicals - 2.7%
Ferro Corporation (a)	162,672	2,742,650
Minerals Technologies, Inc.	45,965	3,462,084
		6,204,734
Construction Materials - 1.4%
Eagle Materials, Inc.	24,418	3,282,023

Containers & Packaging - 1.3%
TriMas Corporation (a)	94,972	2,879,551

Paper & Forest Products - 1.4%
Glatfelter Corporation	180,701	3,099,022

Real Estate - 8.8%
Real Estate Owners & Developers - 1.3%
McGrath RentCorp	35,988	2,902,432

REITs - 7.5%
First Industrial Realty Trust, Inc.	41,675	1,908,298
Healthcare Realty Trust, Inc.	88,259	2,676,013
Kite Realty Group Trust	68,728	1,325,763
Pebblebrook Hotel Trust	91,377	2,219,548
Piedmont Office Realty Trust, Inc. - Class A	134,645	2,338,784
PS Business Parks, Inc.	23,105	3,571,571
STAG Industrial, Inc.	91,230	3,066,240
		17,106,217
Technology - 6.7%
Semiconductors - 1.0%
Diodes, Inc. (a)	28,385	2,266,259

Software - 3.1%
CommVault Systems, Inc. (a)	68,502	4,418,379

CHARTWELL SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 97.2% (Continued)	Shares	Value
Technology - 6.7% (Continued)
Software - 3.1% (Continued)
Progress Software Corporation	59,656	$2,628,443
		7,046,822
Technology Hardware - 2.6%
Fabrinet (a)	23,979	2,167,462
Plexus Corporation (a)	42,462	3,899,710
		6,067,172
Utilities - 5.4%
Electric Utilities - 4.4%
Avista Corporation	43,152	2,060,508
Black Hills Corporation	29,107	1,943,475
NorthWestern Corporation	52,196	3,403,179
PNM Resources, Inc.	55,202	2,707,658
		10,114,820
Gas & Water Utilities - 1.0%
Southwest Gas Holdings, Inc.	33,353	2,291,684

Total Common Stocks (Cost $172,006,838)		$222,074,642

MONEY MARKET FUNDS - 0.3%	Shares	Value
Fidelity Institutional Money Market Government Portfolio - Class I, 0.01% (b) (Cost $559,864)	559,864	$559,864

Investments at Value - 97.5% (Cost $172,566,702)		$222,634,506

Other Assets in Excess of Liabilities - 2.5%		5,735,069

Net Assets - 100.0%		$228,369,575

(a)	Non-income producing security.

(b)	The rate shown is the 7-day effective yield as of March 31, 2021.

See accompanying notes to Schedules of Investments.

CHARTWELL SHORT DURATION HIGH YIELD FUND
SCHEDULE OF INVESTMENTS
March 31, 2021 (Unaudited)

CORPORATE BONDS - 96.5%	Par Value	Value
Communications - 13.1%
AMC Networks, Inc., 5.00%, due 4/1/2024	$2,488,000	$2,519,100
CCO Holdings, LLC/CCO Holdings Capital Corporation, 5.75%, due 2/15/2026 (a)	3,114,000	3,212,870
Level 3 Financing, Inc., 5.38%, due 5/1/2025	1,120,000	1,143,520
Quebecor Media, Inc., 5.75%, due 1/15/2023	3,793,000	4,043,338
Sirius XM Radio, Inc., 4.63%, due 7/15/2024 (a)	4,145,000	4,269,765
TEGNA, Inc., 4.75%, due 3/15/2026 (a)	3,925,000	4,165,406
T-Mobile USA, Inc., 4.00%, due 4/15/2022	3,720,000	3,785,174
		23,139,173
Consumer Discretionary - 9.9%
Ford Motor Credit Company, LLC, 5.60%, due 1/7/2022	1,165,000	1,197,038
Ford Motor Credit Company, LLC, 4.38%, due 8/6/2023	1,710,000	1,789,857
Ford Motor Credit Company, LLC, 4.06%, due 11/1/2024	1,790,000	1,872,608
Lennar Corporation, 4.13%, due 1/15/2022	2,995,000	3,041,422
Lennar Corporation, 4.75%, due 11/15/2022	880,000	922,900
Mattel, Inc., 3.38%, due 4/1/2026 (a)	605,000	624,626
QVC, Inc., 4.85%, due 4/1/2024	4,245,000	4,555,055
Travel + Leisure Company, 4.25%, due 3/1/2022	1,175,000	1,187,484
Travel + Leisure Company, 3.90%, due 3/1/2023	2,155,000	2,221,913
		17,412,903
Consumer Staples - 3.3%
Albertsons Companies, Inc., 3.25%, due 3/15/2026 (a)	4,350,000	4,333,339
Clearwater Paper Corporation, 5.38%, due 2/1/2025 (a)	1,390,000	1,473,400
		5,806,739

CHARTWELL SHORT DURATION HIGH YIELD FUND
SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 96.5% (Continued)	Par Value	Value
Energy - 9.8%
DCP Midstream Operating, L.P., 4.95%, due 4/1/2022	$815,000	$833,337
DCP Midstream Operating, L.P., 3.88%, due 3/15/2023	3,300,000	3,443,220
EQT Midstream Partners, L.P., 4.75%, due 7/15/2023	1,305,000	1,353,938
Rattler Midstream, L.P., 5.63%, due 7/15/2025 (a)	3,720,000	3,884,126
Sunoco, L.P./Sunoco Financing Corporation, 5.50%, due 2/15/2026	3,420,000	3,513,332
Western Midstream Operations, L.P., 4.00%, due 7/1/2022	1,565,000	1,604,164
Western Midstream Operations, L.P., 4.10%, due 2/1/2025	2,510,000	2,597,850
		17,229,967
Financials - 17.3%
CIT Group, Inc., 5.00%, due 8/15/2022	4,245,000	4,467,863
Howmet Aerospace, Inc., 6.88%, due 5/1/2025	1,690,000	1,958,287
Icahn Enterprises, L.P., 6.25%, due 2/1/2022	1,463,000	1,464,829
Icahn Enterprises, L.P., 4.75%, due 9/15/2024	3,535,000	3,670,868
INTL FCStone, Inc., 8.63%, due 6/15/2025 (a)	3,870,000	4,087,688
Navient Corporation, 6.63%, due 7/26/2021	3,925,000	3,998,594
NMI Holdings, Inc., 7.38%, due 6/1/2025 (a)	3,595,000	4,147,803
OneMain Finance Corporation, 5.63%, due 3/15/2023	1,850,000	1,958,687
OneMain Finance Corporation, 6.13%, due 3/15/2024	2,025,000	2,187,000
SLM Corporation, 5.13%, due 4/5/2022	1,745,000	1,784,262
SLM Corporation, 4.20%, due 10/29/2025	655,000	687,763
		30,413,644
Health Care - 4.8%
HCA, Inc., 5.88%, due 5/1/2023	3,865,000	4,213,932
Tenet Healthcare Corporation, 4.63%, due 7/15/2024	4,245,000	4,316,104
		8,530,036

CHARTWELL SHORT DURATION HIGH YIELD FUND
SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 96.5% (Continued)	Par Value	Value
Industrials - 11.9%
ADT Corporation (The), 3.50%, due 7/15/2022	$1,345,000	$1,365,175
ADT Corporation (The), 4.13%, due 6/15/2023	2,770,000	2,877,338
Arconic Corporation, 6.00%, due 5/15/2025 (a)	3,990,000	4,300,362
Delta Air Lines, Inc., 3.63%, due 3/15/2022	4,115,000	4,168,193
WESCO Distribution, Inc., 7.13%, due 6/15/2025 (a)	3,715,000	4,062,353
XPO Logistics, Inc., 6.75%, due 8/15/2024 (a)	4,000,000	4,195,000
		20,968,421
Materials - 10.8%
Alcoa, Inc., 5.13%, due 10/1/2024	1,980,000	2,177,802
Ball Corporation, 5.00%, due 3/15/2022	3,350,000	3,463,063
Crown Americas Capital Corporation IV, 4.50%, due 1/15/2023	4,245,000	4,465,209
Freeport-McMoran Copper & Gold, Inc., 3.88%, due 3/15/2023	4,245,000	4,420,446
Polyone Corporation, 5.25%, due 3/15/2023	4,245,000	4,571,886
		19,098,406
Real Estate - 7.8%
GLP Capital, L.P./GLP Financing II, Inc., 5.38%, due 11/1/2023	2,835,000	3,095,253
iStar, Inc., 4.75%, due 10/1/2024	4,245,000	4,416,519
Kennedy Wilson Holdings, Inc., 5.88%, due 4/1/2024	1,875,000	1,893,356
Starwood Property Trust, Inc., 5.00%, due 12/15/2021	4,245,000	4,303,369
		13,708,497
Technology - 6.4%
Dell International, LLC/EMC Corporation, 5.88%, due 6/15/2021 (a)	767,000	767,959
EMC Corporation, 3.38%, due 6/1/2023	3,384,000	3,486,840
Seagate HDD Cayman, 4.75%, due 6/1/2023	2,480,000	2,638,224
Sensata Technologies B.V., 5.63%, due 11/1/2024 (a)	1,210,000	1,340,075
Western Ditigal Corporation, 4.75%, due 2/15/2026	2,685,000	2,960,078
		11,193,176

CHARTWELL SHORT DURATION HIGH YIELD FUND
SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 96.5% (Continued)	Par Value	Value
Utilities - 1.4%
AmeriGas Partners LP/AmeriGas Financial Corporation, 5.63%, due 5/20/2024	$2,260,000	$2,509,730

Total Corporate Bonds (Cost $166,580,497)		$170,010,692

MONEY MARKET FUNDS - 0.5%	Shares	Value
Fidelity Institutional Money Market Government Portfolio - Class I, 0.01% (b) (Cost $946,814)	946,814	$946,814

Investments at Value - 97.0% (Cost $167,527,311)		$170,957,506

Other Assets in Excess of Liabilities - 3.0%		5,319,648

Net Assets - 100.0%		$176,277,154

(a)	144A - Security was purchased in transaction exempt from registration in compliance with Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. The total value of such securities is $44,864,772 as of March 31, 2021, representing 25.5% of net assets.

(b)	The rate shown is the 7-day effective yield as of March 31, 2021.

See accompanying notes to Schedules of Investments.

CHARTWELL SMALL CAP GROWTH FUND
SCHEDULE OF INVESTMENTS
March 31, 2021 (Unaudited)

COMMON STOCKS - 95.8%	Shares	Value
Communications - 1.1%
Advertising & Marketing - 0.7%
Magnite, Inc. (a)	4,827	$200,852

Entertainment Content - 0.4%
CuriosityStream, Inc. (a)	8,399	113,806

Consumer Discretionary - 23.9%
Apparel & Textile Products - 3.0%
Capri Holdings Ltd. (a)	8,875	452,625
Deckers Outdoor Corporation (a)	1,188	392,539
		845,164
Home Construction - 1.3%
Skyline Champion Corporation (a)	4,114	186,200
Taylor Morrison Home Corporation (a)	6,404	197,307
		383,507
Leisure Facilities & Services - 9.9%
Bloomin’ Brands, Inc. (a)	16,938	458,173
Boyd Gaming Corporation (a)	14,070	829,567
Brinker International, Inc. (a)	7,666	544,746
Century Casinos, Inc. (a)	10,639	109,263
Churchill Downs, Inc.	1,370	311,565
Dine Brands Global, Inc. (a)	4,039	363,631
Full House Resorts, Inc. (a)	18,021	153,359
		2,770,304
Leisure Products - 0.6%
Nautilus, Inc. (a)	10,237	160,107

Retail - Discretionary - 9.1%
American Eagle Outfitters, Inc.	8,235	240,791
Asbury Automotive Group, Inc. (a)	1,534	301,431
At Home Group, Inc. (a)	22,560	647,472
Builders FirstSource, Inc. (a)	9,674	448,583
Foot Locker, Inc.	7,912	445,050
Lithia Motors, Inc. - Class A	1,187	463,037
		2,546,364

CHARTWELL SMALL CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 95.8% (Continued)	Shares	Value
Energy - 1.9%
Renewable Energy - 1.9%
Sunnova Energy International, Inc. (a)	5,292	$216,020
Sunrun, Inc. (a)	5,005	302,702
		518,722
Financials - 2.8%
Asset Management - 2.0%
Open Lending Corporation - Class A (a)	6,562	232,426
Silvergate Capital Corporation - Class A (a)	2,255	320,594
		553,020
Banking - 0.8%
Pinnacle Financial Partners, Inc.	2,605	230,959

Health Care - 26.1%
Biotech & Pharma - 11.5%
9 Meters Biopharma, Inc. (a)	82,513	96,540
Affimed N.V. (a)	11,934	94,398
Allogene Therapeutics, Inc. (a)	3,673	129,657
ALX Oncology Holdings, Inc. (a)	931	68,652
Arena Pharmaceuticals, Inc. (a)	3,660	253,967
Axsome Therapeutics, Inc. (a)	2,863	162,103
Biohaven Pharmaceutical Holding Company Ltd. (a)	1,359	92,888
BridgeBio Pharma, Inc. (a)	1,998	123,077
Cara Therapeutics, Inc. (a)	2,517	54,644
ChemoCentryx, Inc. (a)	2,215	113,497
Fate Therapeutics, Inc. (a)	995	82,038
Harpoon Therapeutics, Inc. (a)	4,802	100,458
Kura Oncology, Inc. (a)	6,292	177,875
Mirum Pharmaceuticals, Inc. (a)	11,611	230,130
Novavax, Inc. (a)	1,434	259,998
PTC Therapeutics, Inc. (a)	1,025	48,534
Scholar Rock Holding Corporation (a)	3,004	152,183
Trillium Therapeutics, Inc. (a)	17,175	184,459
Turning Point Therapeutics, Inc. (a)	879	83,145
United Therapeutics Corporation (a)	3,182	532,253

CHARTWELL SMALL CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 95.8% (Continued)	Shares	Value
Health Care - 26.1% (Continued)
Biotech & Pharma - 11.5% (Continued)
Vesper Healthcare Acquisition Corporation - Class A (a)	15,568	$168,134
		3,208,630
Health Care Facilities & Services - 5.4%
Addus HomeCare Corporation (a)	2,455	256,768
ICON plc (a)	2,497	490,336
Invitae Corporation (a)	5,300	202,513
LHC Group, Inc. (a)	1,122	214,538
Owens & Minor, Inc.	9,450	355,225
		1,519,380
Medical Equipment & Devices - 9.2%
AtriCure, Inc. (a)	2,521	165,176
Axonics Modulation Technologies, Inc. (a)	6,044	361,975
Castle Biosciences, Inc. (a)	2,477	169,575
CONMED Corporation	2,233	291,607
ICU Medical, Inc. (a)	1,456	299,121
Merit Medical Systems, Inc. (a)	4,179	250,239
Natera, Inc. (a)	7,599	771,602
Tandem Diabetes Care, Inc. (a)	3,058	269,869
		2,579,164
Industrials - 15.4%
Commercial Support Services - 0.7%
UniFirst Corporation	824	184,337

Electrical Equipment - 3.0%
Bloom Energy Corporation - Class A (a)	1,894	51,233
Generac Holdings, Inc. (a)	2,428	795,048
		846,281
Engineering & Construction - 3.3%
TopBuild Corporation (a)	1,995	417,813
WillScot Mobile Mini Holdings Corporation (a)	18,592	515,928
		933,741

CHARTWELL SMALL CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 95.8% (Continued)	Shares	Value
Industrials - 15.4% (Continued)
Industrial Intermediate Products - 2.5%
Chart Industries, Inc. (a)	3,115	$443,420
Timken Company (The)	3,140	254,874
		698,294
Industrial Support Services - 2.0%
H&E Equipment Services, Inc.	6,706	254,828
SiteOne Landscape Supply, Inc. (a)	1,760	300,502
		555,330
Machinery - 3.9%
Lincoln Electric Holdings, Inc.	1,791	220,185
Oshkosh Corporation	4,316	512,137
Terex Corporation	7,556	348,105
		1,080,427
Materials - 4.0%
Chemicals - 1.9%
Quaker Chemical Corporation	2,157	525,812

Construction Materials - 2.1%
Advanced Drainage Systems, Inc.	5,797	599,352

Real Estate - 3.4%
Real Estate Services - 0.6%
Redfin Corporation (a)	2,306	153,557

REITs - 2.8%
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	4,860	272,646
QTS Realty Trust, Inc. - Class A	3,762	233,394
Ryman Hospitality Properties, Inc. (a)	3,739	289,810
		795,850
Technology - 17.2%
Semiconductors - 2.3%
MACOM Technology Solutions Holdings, Inc. (a)	6,994	405,792
Synaptics, Inc. (a)	1,724	233,464
		639,256

CHARTWELL SMALL CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 95.8% (Continued)	Shares	Value
Technology - 17.2% (Continued)
Software - 11.5%
Avaya Holdings Corporation (a)	15,422	$432,279
Bandwidth, Inc. - Class A (a)	2,158	273,505
Calix, Inc. (a)	6,039	209,312
Digital Turbine, Inc. (a)	3,275	263,179
LivePerson, Inc. (a)	5,733	302,358
Manhattan Associates, Inc. (a)	3,319	389,584
Nutanix, Inc. - Class A (a)	13,113	348,281
Rapid7, Inc. (a)	7,308	545,250
SailPoint Technology Holdings, Inc. (a)	4,339	219,727
Varonis Systems, Inc. (a)	4,644	238,423
		3,221,898
Technology Services - 3.4%
DXC Technology Company (a)	16,942	529,607
Endava plc - ADR (a)	3,620	306,578
Everi Holdings, Inc. (a)	9,427	133,015
		969,200

Total Common Stocks (Cost $17,561,142)		$26,833,314

MONEY MARKET FUNDS - 0.8%	Shares	Value
Fidelity Institutional Money Market Government Portfolio - Class I, 0.01% (b) (Cost $214,598)	214,598	$214,598

Investments at Value - 96.6% (Cost $17,775,740)		$27,047,912

Other Assets in Excess of Liabilities - 3.4%		966,397

Net Assets - 100.0%		$28,014,309

(a)	Non-income producing security.

(b)	The rate shown is the 7-day effective yield as of March 31, 2021.

ADR – American Depositary Receipt

See accompanying notes to Schedules of Investments.

CHARTWELL FUNDS
NOTES TO SCHEDULES OF INVESTMENTS
March 31, 2021 (Unaudited)

Note 1 – Organization

Chartwell Income Fund, Chartwell Mid Cap Value Fund, Chartwell Small Cap Value Fund, Chartwell Short Duration High Yield Fund and Chartwell Small Cap Growth Fund, (each a “Fund” and collectively the “Funds”) are organized as a series of The Chartwell Funds, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Chartwell Income Fund’s primary investment objective is to provide investors with current income; seeking to preserve capital is a secondary consideration. The Fund commenced investment operations on September 3, 1987.

The Chartwell Mid Cap Value Fund’s primary investment objective is to achieve long-term capital appreciation. The Fund commenced investment operations on May 1, 2002.

The Chartwell Small Cap Value Fund’s primary investment objective is to seek long-term capital appreciation. The Fund commenced investment operations on March 16, 2012.

The Chartwell Short Duration High Yield Fund’s primary investment objective is to seek income and long-term capital appreciation. The Fund commenced investment operations on July 15, 2014.

The Chartwell Small Cap Growth Fund’s primary investment objective is to seek long-term capital appreciation. The Fund commenced investment operations on June 16, 2017.

Note 2 – Valuation of Investments

Each Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter market in which such securities are traded, as of the close of regular trading on the New York Stock Exchange on the day the securities are being valued or, if the last-quoted sales price is not readily available, the securities will be valued at the last bid or the mean between the last available bid and ask price. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price. Investments in open-end investment companies are valued at the daily closing net asset value (“NAV”) of the respective investment company. Debt securities are typically valued by utilizing a price supplied by independent pricing service providers. The independent pricing service providers may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. If a price is not readily available for a portfolio security, the security will be valued at fair value (the amount which a Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by Chartwell Investment Partners, LLC (the “Advisor”), the Funds’ investment advisor, subject to review and approval by the Advisor’s Portfolio Pricing Committee (“APPC”), pursuant to procedures adopted by the Board of Trustees of the Trust. The actions of the APPC are subsequently reviewed by the Board at its next regularly scheduled board meeting. The APPC meets as needed. The APPC is comprised of personnel of the Advisor (CFO, COO, CCO, the applicable portfolio manager or lead analyst).

CHARTWELL FUNDS
NOTES TO SCHEDULES OF INVESTMENTS (Continued)

Note 3 – Federal Income Taxes

At March 31, 2021, gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

	Chartwell Income	Chartwell Mid Cap	Chartwell Small Cap
	Fund	Value Fund	Value Fund

Cost of investments	$468,259,191	$25,913,636	$176,485,201
Gross unrealized appreciation	$46,545,066	$6,130,196	$52,728,436
Gross unrealized depreciation	(4,788,397)	(467,069)	(6,579,131)
Net unrealized appreciation on investments	$41,756,669	$5,663,127	$46,149,305

	Chartwell Short
	Duration High Yield	Chartwell Small Cap
	Fund	Growth Fund

Cost of investments	$168,583,343	$17,842,750
Gross unrealized appreciation	$3,307,728	$9,635,851
Gross unrealized depreciation	(933,565)	(430,689)
Net unrealized appreciation on investments	$2,374,163	$9,205,162

The difference between the cost of investments for financial statement and federal income tax purposes is due to certain timing differences in the recognizing capital gains and losses in security transactions under income tax regulations and accounting principles generally accepted in the United States of America (“GAAP”). These timing differences are temporary in nature and are primarily due to the tax deferral of losses on wash sales and adjustments to basis on passive foreign investment companies.

Note 4 – Fair Value Measurements and Disclosure

Financial Accounting Standards Board Topic 820 defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Various inputs are used in determining the value of each Fund’s investments. These inputs are summarized into three broad Levels as described below:

●	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that a Fund has the ability to access.

●	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

●	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing a Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

CHARTWELL FUNDS
NOTES TO SCHEDULES OF INVESTMENTS (Continued)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risks associated with investing in those securities.

The following is a summary of the Funds’ investments based on the inputs used to value the investments as of March 31, 2021:

Chartwell Income Fund	Level 1	Level 2	Level 3	Total
Common Stocks	$140,828,817	$—	$—	$140,828,817
Preferred Stocks	24,565,745	—	—	24,565,745
Corporate Bonds	—	171,903,213	—	171,903,213
Asset-Backed Securities	—	16,999,108	—	16,999,108
Mortgage-Backed Securities	—	110,483,253	—	110,483,253
U.S. Government & Agency Obligations	—	44,364,122	—	44,364,122
Money Market Funds	871,602	—	—	871,602
Total Investments	$166,266,164	$343,749,696	$—	$510,015,860

Chartwell Mid Cap Value Fund	Level 1	Level 2	Level 3	Total
Common Stocks	$31,181,854	$—	$—	$31,181,854
Money Market Funds	394,909	—	—	394,909
Total Investments	$31,576,763	$—	$—	$31,576,763

Chartwell Small Cap Value	Level 1	Level 2	Level 3	Total
Common Stocks	$222,074,642	$—	$—	$222,074,642
Money Market Funds	559,864	—	—	559,864
Total Investments	$222,634,506	$—	$—	$222,634,506

Chartwell Short Duration High Yield	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$170,010,692	$—	$170,010,692
Money Market Funds	946,814	—	—	946,814
Total Investments	$946,814	$170,010,692	$—	$170,957,506

Chartwell Small Cap Growth Fund	Level 1	Level 2	Level 3	Total
Common Stocks	$26,833,314	$—	$—	$26,833,314
Money Market Funds	214,598	—	—	214,598
Total Investments	$27,047,912	$—	$—	$27,047,912

CHARTWELL FUNDS
NOTES TO SCHEDULES OF INVESTMENTS (Continued)

Refer to each Fund’s Schedule of Investments for a listing of the common and preferred stocks and/or corporate bonds, if applicable, by sector and/or industry type. The Funds did not hold derivative instruments or any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of or during the period ended March 31, 2021.

Note 5 – Sector Risk

If a Fund has significant investments in the securities of issuers in industries within a particular business sector, any development generally affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector. This may increase the risk of loss of an investment in a Fund and increase the volatility of a Fund’s NAV per share. From time to time, circumstances may affect a particular sector and the companies within such sector. For instance, economic or market factors, regulation or deregulation, and technological or other developments, may negatively impact all companies in a particular sector and therefore the value of a Fund’s portfolio could be adversely affected if it has significant holdings of securities of issuers in that sector. As of March 31, 2021, Chartwell Small Cap Value Fund had 26.1% of the value of its net assets invested in stocks within the Financials sector and Chartwell Small Cap Growth Fund had 26.1% of the value of its net assets invested in stocks within the Health Care sector.

Note 6 – Risks Associated with Rule 144A Securities

Rule 144A securities are securities that are exempt from registration in compliance with the Securities Act of 1933, as amended, and the rules thereunder, and may have legal restrictions on resale. Under Rule 144A, these privately placed securities may be resold to qualified institutional buyers (“QIBs”), subject to certain conditions. An insufficient number of QIBs interested in purchasing Rule 144A securities at a particular time could adversely affect the marketability of the securities and a Fund might be unable to dispose of the securities promptly or at a reasonable price. As of March 31, 2021, Chartwell Income Fund had 25.5% of the value of its net assets invested in Rule 144A securities.